INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Israeli corporate tax rate	23.00%	23.00%	23.00%
United States [Member]
Net operating loss carryforward			$ 4,850
Net operating loss carryforward, Expired			$ 3,750
United States [Member] | Minimum [Member]
Year of expiration of operating loss carryforward	Dec. 31, 2023
United States [Member] | Maximum [Member]
Year of expiration of operating loss carryforward	Dec. 31, 2032
Domestic Tax Authority [Member]
Net operating loss carryforward	$ 369,800